STATEMENT OF INVESTMENTS
BNY Mellon Global Real Estate Securities Fund

July 31, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.6%
Australia - 4.7%
Dexus	842,269	[a]	7,537,707
Goodman Group	581,490		5,874,744
National Storage	2,264,500		2,534,345
Scentre Group	2,664,880		7,251,526
Stockland	1,591,290		4,964,313
The GPT Group	1,131,702		4,791,028
			32,953,663
Belgium - 1.1%
Aedifica	40,260		4,224,017
Warehouses De Pauw	18,780		3,135,784
			7,359,801
Canada - 3.0%
Allied Properties Real Estate Investment Trust	89,900		3,332,935
Boardwalk Real Estate Investment Trust	178,322		5,673,391
Canadian Apartment Properties REIT	68,393		2,524,188
Chartwell Retirement Residences	368,090		4,289,456
Granite Real Estate Investment Trust	74,310		3,453,687
RioCan Real Estate Investment Trust	77,547		1,528,848
			20,802,505
France - 1.4%
Gecina	23,170		3,522,969
Klepierre	87,020		2,677,058
Unibail-Rodamco-Westfield	28,020		3,751,089
			9,951,116
Germany - 4.8%
Deutsche Wohnen	157,090		5,779,483
LEG Immobilien	28,540		3,307,971
TAG Immobilien	179,350	[b]	4,239,603
TLG Immobilien	169,370		4,976,370
Vonovia	309,930		15,169,315
			33,472,742
Hong Kong - 7.0%
CK Asset Holdings	1,487,000		11,185,820
Hang Lung Properties	1,281,100		3,017,360
Hongkong Land Holdings	1,022,250		6,240,354
Link	784,120		9,143,775
New World Development	2,077,971		2,908,667
Sino Land	2,110,000		3,427,926

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.6% (continued)
Hong Kong - 7.0% (continued)
Sun Hung Kai Properties	538,000		8,646,306
Swire Properties	835,000		3,024,051
Wharf Real Estate Investment	243,037		1,537,762
			49,132,021
Ireland - .3%
Irish Residential Properties	1,002,780		1,902,053
Japan - 11.3%
Activia Properties	418		1,917,219
Advance Residence Investment	788		2,442,220
Comforia Residential	1,053		3,149,001
Ichigo Office REIT Investment	4,491		4,266,221
Japan Excellent	1,422		2,113,960
Japan Hotel REIT Investment	7,115		5,924,851
Japan Real Estate Investment	733		4,588,184
Japan Retail Fund Investment	2,454		4,934,834
Kenedix Office Investment	509		3,655,861
Mitsubishi Estate	456,000		8,341,633
Mitsui Fudosan	487,100		11,022,787
Mitsui Fudosan Logistics Park	950		3,434,747
Nippon Prologis REIT	1,424		3,425,246
Orix JREIT	2,909		5,649,736
Sumitomo Realty & Development Co.	183,865		6,696,253
Tokyo Tatemono	97,600		1,140,033
Tokyu Fudosan Holdings	437,319		2,534,338
Tokyu REIT	1,821		3,299,432
			78,536,556
Luxembourg - .8%
Aroundtown	703,480		5,627,555
Netherlands - .2%
NSI	30,729		1,310,977
Norway - .5%
Entra	227,446	[c]	3,300,958
Singapore - 2.4%
Ascott Residence Trust	1,837,800		1,751,722
CapitaLand	2,152,300		5,649,009
CapitaLand Commercial Trust	598,454		896,242
Frasers Centrepoint Trust	1,449,000		2,751,733
Mapletree Industrial Trust	1,332,000		2,176,072
Mapletree Logistics Trust	2,052,600		2,297,634
Suntec Real Estate Investment Trust	1,107,934		1,533,801
			17,056,213
Spain - 1.0%
Inmobiliaria Colonial Socimi	605,690		6,778,634

Description	Shares		Value ($)
Common Stocks - 99.6% (continued)
Sweden - 2.1%
Fabege	268,743		4,144,063
Fastighets AB Balder, CI. B	98,700	[b]	3,378,051
Kungsleden	622,513		5,428,375
Wihlborgs Fastigheter	133,952		1,952,188
			14,902,677
United Kingdom - 4.2%
Assura	3,662,598		2,872,045
Derwent London	57,280		2,029,649
Empiric Student Property	2,257,550		2,475,222
Grainger	771,040		2,130,051
Land Securities Group	525,308		5,078,777
Safestore Holdings	189,420		1,436,514
Segro	1,089,633		10,107,012
The PRS REIT	1,575,720		1,811,085
Tritax Big Box	663,150		1,232,716
			29,173,071
United States - 54.8%
Alexandria Real Estate Equities	69,789	[a]	10,214,318
American Homes 4 Rent, Cl. A	291,020	[a]	7,045,594
Americold Realty Trust	186,014	[a,d]	6,237,049
Apartment Investment & Management, Cl. A	16,930	[a]	838,712
AvalonBay Communities	100,210	[a]	20,922,846
Boston Properties	86,510	[a]	11,501,505
Brandywine Realty Trust	168,640	[a]	2,487,440
Brixmor Property Group	225,630	[a]	4,282,457
Camden Property Trust	57,486	[a]	5,961,873
Columbia Property Trust	227,580	[a]	4,990,829
CubeSmart	364,390	[a]	12,371,041
CyrusOne	207,550	[a]	11,913,370
DiamondRock Hospitality	148,619	[a]	1,496,593
Duke Realty	247,080	[a]	8,235,176
Empire State Realty Trust, Cl. A	405,190	[a]	5,676,712
Equinix	3,140	[a]	1,576,594
Equity Residential	269,540	[a]	21,264,011
Extra Space Storage	59,618	[a]	6,700,467
Federal Realty Investment Trust	28,530	[a]	3,766,245
HCP	456,810	[a]	14,585,943
Healthcare Trust of America, Cl. A	207,571	[a]	5,589,887
Host Hotels & Resorts	322,070	[a]	5,600,797
Invitation Homes	366,400	[a]	10,065,008
Iron Mountain	266,790	[a,d]	7,846,294
Kilroy Realty	148,587	[a]	11,806,723
Liberty Property Trust	163,190	[a]	8,534,837

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 99.6% (continued)
United States - 54.8% (continued)
Life Storage		63,280	[a]	6,169,167
Mack-Cali Realty		175,300	[a]	4,168,634
Mid-America Apartment Communities		36,417	[a]	4,291,379
Park Hotels & Resorts		215,600	[a]	5,693,996
Prologis		295,540	[a]	23,823,479
Public Storage		9,060	[a]	2,199,406
Realty Income		69,270	[a]	4,794,177
Regency Centers		100,990	[a]	6,736,033
Retail Properties of America, Cl. A		571,780	[a]	6,952,845
Sabra Health Care REIT		281,110	[a]	5,802,110
Senior Housing Properties Trust		18,290	[a]	149,978
Simon Property Group		92,860	[a]	15,061,892
STORE Capital		219,620	[a]	7,513,200
Sun Communities		89,480	[a]	11,883,839
Sunstone Hotel Investors		327,220	[a]	4,322,576
Taubman Centers		114,873	[a]	4,654,654
The Macerich Company		152,498	[a,d]	5,040,059
Ventas		363,000	[a]	24,426,270
VEREIT		1,584,250	[a]	14,448,360
VICI Properties		119,380	[a]	2,547,569
WP Carey		113,355	[a,d]	9,809,742
				382,001,686
Total Common Stocks (cost $590,848,641)				694,262,228
		Number of Rights
Rights - .0%
Belgium - .0%
Aedifica (cost $0)		30,195	[e]	0
	1-Day Yield (%)
Investment Companies - .5%
Registered Investment Companies - .5%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $3,424,921)	2.28	3,424,921	[f]	3,424,921
Total Investments (cost $594,273,562)		100.1%		697,687,149
Liabilities, Less Cash and Receivables		(.1%)		(484,419)
Net Assets		100.0%		697,202,730

a Investment in real estate investment trust within the United States.

b Non-income producing security.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2019, these securities were valued at $3,300,958 or .47% of net assets.

d Security, or portion thereof, on loan. At July 31, 2019, the value of the fund’s securities on loan was $19,873,604 and the value of the collateral held by the fund was $20,486,427, consisting of U.S. Government & Agency securities.

e The fund held Level 3 securities at July 31, 2019, these securities were valued at $ or .0% of net assets.

f Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Global Real Estate Securities Fund

July 31, 2019 (Unaudited)

The following is a summary of the inputs used as of July 31, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Common Stocks	402,804,191	291,458,037†	-	694,262,228
Investment Companies	3,424,921	-	-	3,424,921
Rights	-	-	-	-
Liabilities ($) Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	(2,962)	-	(2,962)

† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

†† Amount shown represents unrealized (depreciation) at period end.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
BNY Mellon Global Real Estate Securities Fund

July 31, 2019 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized (Depreciation)($)
State Street Bank and Trust Company
Euro	65,000	United States Dollar	72,471	8/1/19	(510)
Euro	650,000	United States Dollar	722,117	8/2/19	(2,452)
Gross Unrealized Depreciation					(2,962)

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default

NOTES

probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2019 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At July 31, 2019, accumulated net unrealized appreciation on investments was $103,413,587, consisting of $114,574,182 gross unrealized appreciation and $11,160,595 gross unrealized depreciation.

At July 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.